Statement of changes in shareholders' equity (parenthetical)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in shareholders' equity
Minimum mandatory dividend (as a percent)	25.00%	25.00%	25.00%